Consolidated Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	May 31, 2014	May 31, 2013
Cash flows from operating activities
Net loss	$ (11,085,087)	$ (9,435,541)	$ (12,431,413)	$ (9,568,301)
Adjustments to reconcile net loss to net cash used by operating activities:
Amortization and depreciation	270,197	263,692	352,429	222,684
Amortization of debt issuance costs		120,000	120,000
Amortization of discount on convertible debt	1,298,825	3,449,868	3,807,320	1,703,616
Interest expense associated with conversion and exercise inducement	555,628	193,160	193,160
Amortization of discount on related party notes	203,711
Gain on settlement of accounts payable		(111,199)	(183,944)	(372,759)
Change in fair value of derivative liability	(455,970)
Stock-based compensation	450,782	784,337	928,413	3,590,011
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses	257,575	(347,914)	(348,972)	(73,867)
Decrease in other assets				5,744
Increase (decrease) in accounts payable, accrued salaries and severance, accrued interest and accrued liabilities	738,224	(552,122)	176,064	1,099,939
Net cash used in operating activities	(7,766,115)	(5,635,719)	(7,386,943)	(3,392,933)
Cash flows from investing activities:
Asset acquisition of intangibles				(3,500,000)
Furniture and equipment purchases	(16,053)	(11,217)	(19,220)	(3,135)
Net cash used in investing activities	(16,053)	(11,217)	(19,220)	(3,503,135)
Cash flows from financing activities:
Payments on indebtedness to related parties			(500,000)	(74,492)
Proceeds from issuance of convertible notes payable	3,500,000	1,200,000	1,200,000	6,588,250
Proceeds from notes payable related party				500,000
Payment on convertible note payable		(250,000)	(500,000)
Proceeds from sale of common stock		13,642,667	13,642,667
Payments of debt issuance costs			(120,000)
Payments of offering costs		(2,204,063)	(2,084,063)
Proceeds from exercise of warrants	1,066,436	50,000	50,000	201,000
Net cash provided by financing activities	4,566,436	12,438,604	11,688,604	7,214,758
Net change in cash	(3,215,732)	6,791,668	4,282,441	318,690
Cash, beginning of period	4,886,122	603,681	603,681	284,991
Cash, end of period	1,670,390	7,395,349	4,886,122	603,681
Cash paid during the period for:
Income taxes	2,198
Interest	170,934	165,354	311,991	224,724
Non-cash investing and financing transactions:
Common stock issued for convertible debt			2,459,000	567,000
Common stock issued upon conversion of convertible debt	1,175,000	2,459,000	2,450,000	567,000
Common stock issued or to be issued for accrued interest payable	729	84,905	58,518	4,205
Original issue discount and intrinsic value of beneficial conversion feature related to debt issued with warrants		1,200,000	1,200,000	6,243,502
Common stock issued on payment of accounts payable				80,000
Preferred and common stock subject to recission liability	25,000	158,500	158,500	3,212,500
Amortization of deferred offering costs related to recission liability		28,638	28,638	580,398
Common stock issued for Series B convertible preferred stock				19,000
Series B convertible preferred stock dividends				2,190
Accounts payable extinguished through settlements		76,181	183,944
Original issue discount related to valuation of compound embedded derivative of convertible note payable issued with anti-dilution feature	1,170,264
Original issue discount related to valuation of relative fair value of warrants issued with convertible notes payable	$ 215,732